Employees and directors, Average Monthly Number of People Employed (Details) - Employee	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Average number of employees [Abstract]
Sales and distribution	4,300	5,066	5,577
Research and development	5,272	5,091	5,226
General and administration	2,210	1,937	1,994
Average monthly number of people (including executive directors) employed by the Group	11,782	12,094	12,797
Continuing Operations [Member]
Average number of employees [Abstract]
Sales and distribution	4,300	5,066	5,413
Research and development	5,272	5,091	5,056
General and administration	2,210	1,937	1,991
Average monthly number of people (including executive directors) employed by the Group	11,782	12,094	12,460
Discontinued Operation [Member]
Average number of employees [Abstract]
Sales and distribution	0	0	164
Research and development	0	0	170
General and administration	0	0	3
Average monthly number of people (including executive directors) employed by the Group	0	0	337